INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials	$ 4,798	$ 4,141
Work-in-progress	5,569	4,467
Finished goods	787	880
Total inventories	11,154	9,488
Inventory write-offs	$ 78	$ 80	$ 80